Subsidiary Sale (Details Textual) (USD $)	0 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended
	Dec. 12, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 27, 2014
Subsidiary, Sale of Stock [Line Items]
Preferred Stock Conversion Percentage		33.00%
Business Combination, Contingent Consideration Arrangements, Description		(a) a one-time milestone payment of $2,000,000 due within (10) days of receipt of the first approval by the FDA of a New Drug Application or Biologics License Application for a Business Product; (b) royalty payments equal to 2.5% of net sales of Business Product up to $100,000,000 and 1.5% of net sales of Business Product in excess of $100,000,000 and (c) ten percent (10%) of the Transaction Value received in connection with a sale or transfer of the pharmaceutical development business of Proteabio Europe
Gross proceeds raised and retained by the Buyer			$ 2,000,000
Equity Method Investment, Net Sales Proceeds	2,000,000
Equity Method Investment, Ownership Percentage	33.00%
Equity Method Investments			0
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee			1,245,712	0
Proceeds from Divestiture of Businesses and Interests in Affiliates			586,638	0
Proceeds from Divestiture of Businesses, Net of Cash Divested			500,000
Debt Instrument, Increase (Decrease), Other, Net			100,000
Legal Fees			13,362
Proceeds from Divestiture of Interest in Consolidated Subsidiaries			2,000,000
Option Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested					300,000
Forgiveness [Member]
Subsidiary, Sale of Stock [Line Items]
Business Combination, Contingent Consideration, Liability, Noncurrent		100,000
Cash [Member]
Subsidiary, Sale of Stock [Line Items]
Business Combination, Contingent Consideration, Liability, Noncurrent		200,000
Purchase Price [Member]
Subsidiary, Sale of Stock [Line Items]
Business Combination, Contingent Consideration, Liability, Noncurrent		300,000
AzurRx Bio Pharma [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Percentage of Ownership before Transaction		100.00%
Funding Operations			$ 761,258